LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 6 — LONG-TERM INVESTMENTS, NET

Long-term investments, net, consist of the following:

	December 31,	December 31,
	2023	2022
Investments in public entities with readily determinable fair value	-	144,658
Investments in funds that report NAV per share	64,196	50,225
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	200,337	48,759
Investment in a private entity accounted for under the equity method	10,232	-
Investments in voluntary partnerships accounted for under the equity method	215,672	170,163
Total	490,437	413,805

Realized and unrealized gain or loss on long-term investments, and impairment loss on long-term investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	December 31,
	2023	2022	2021
Realized gain	30,363	11,019	10,083
Unrealized gain (loss)	371	(20,705)	(209)
Impairment loss	-	22,847	-